Intangible Assets and Goodwill (Future Amortization) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 1,194
2018	966
2019	919
2020	919
2021	$ 670